Lines of Credit and Debt (Schedule of Total Debt Instruments) (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Loan Payable Variable Interest Rate, Due on July 12, 2012 [Member] USD ($)	Dec. 31, 2010 Loan Payable Variable Interest Rate, Due on July 12, 2012 [Member] USD ($)	Dec. 31, 2011 Notes Payable 3.97% Due in November 2012 [Member] USD ($)	Dec. 31, 2010 Notes Payable 3.97% Due in November 2012 [Member] USD ($)	Dec. 31, 2011 Notes Payable 1.84% Due in February 2024 [Member] USD ($)	Dec. 31, 2010 Notes Payable 1.84% Due in February 2024 [Member] USD ($)	Dec. 31, 2011 Loan 3.50% Due in June 2019 [Member] USD ($)	Dec. 31, 2010 Loan 3.50% Due in June 2019 [Member] USD ($)	Dec. 31, 2011 Production-related loan 457 due in November 2015 [Member] USD ($)	Dec. 31, 2010 Production-related loan 457 due in November 2015 [Member] USD ($)	Jun. 25, 2009 Production-related loan 457 due in November 2015 [Member] EUR (€)
Total long-term debt	$ 447,622	$ 873,006	$ 0	$ 425,000	$ 300,000	$ 300,000	$ 145,000	$ 145,000	$ 2,103	$ 3,006	$ 519	$ 0	€ 300
Current portion of long-term debt	1,617	75,835
Long-term portion	$ 446,005	$ 797,171